Fair Value of Options Canceled and Accelerated Vested Under Service and Performance Condition Measured on Modification Date Using Binomial Tree Pricing Model (Detail) - Options Cancelled and Accelerated Vested Under Service and Performance Condition
Jun. 06, 2017 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.16%
Expected life (years)	4 years 5 months 26 days
Volatility, minimum	62.00%
Fair value of options at modification date	$ 0.06
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, maximum	1.62%
Expected life (years)	5 years
Volatility, maximum	74.00%
Fair value of options at modification date	$ 0.31